Condensed Financial Information of the Parent Company	6 Months Ended
Jun. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 26 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the unaudited condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s Mainland China subsidiaries and VIE and its subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the unaudited condensed financial information for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIE and its subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIE and its subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The unaudited condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s unaudited condensed consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE and its subsidiaries. Such investment is presented on the unaudited condensed balance sheets as “Investment in subsidiaries and VIE” and the respective loss or profit as “Equity in loss of subsidiaries and VIE” on the unaudited condensed statements of operations and comprehensive loss.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the unaudited condensed consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been unaudited condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2024 and December 31, 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the unaudited condensed consolidated financial statements, if any.

	As of June 30, 2024	As of December 31, 2023
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$802,386	$347,731
Due from related parties	155,872	105,872
Prepaid expenses and other current assets	1,505,228	2,577,085
TOTAL CURRENT ASSETS	2,463,486	3,030,688

NON-CURRENT ASSETS
Investment in subsidiaries and VIE	3,440,152	6,710,750
TOTAL NON-CURRENT ASSETS	3,440,152	6,710,750

TOTAL ASSETS	5,903,638	9,741,438

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	37,743	31,824
TOTAL CURRENT LIABILITIES	37,743	31,824

TOTAL LIABILITES	37,743	31,824

EQUITY
Class A ordinary shares* (3,500,000,000 shares authorized; $0.0001 par value, 19,574,078 shares issued and outstanding as of June 30, 2024 and December 31, 2023)	1,957	1,957

Class B ordinary shares* (1,500,000,000 shares authorized; $0.0001 par value, 6,567,272 shares issued and outstanding as of June 30, 2024 and December 31, 2023)	657	657
Additional paid-in capital	37,450,168	36,842,425
Statutory reserves	2,477,940	2,477,940
Accumulated deficits	(34,064,827)	(29,613,365)
TOTAL EQUITY	5,865,895	9,709,614

TOTAL LIABILITIES AND EQUITY	$5,903,638	$9,741,438

*	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).

	For the six months ended June 30,
	2024	2023

REVENUES, NET	$-	$-

COSTS OF REVENUES	1,038	4,543

GROSS LOSS	(1,038)	(4,543)

OPERATING EXPENSES	1,175,517	2,125,071

LOSS FROM OPERATIONS	(1,176,555)	(2,129,614)

OTHER (EXPENSES) INCOME	(4,309)	58,440

LOSS BEFORE EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(1,180,864)	(2,071,174)

Equity in loss of subsidiaries and VIE	(3,270,598)	(2,637,975)

NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(4,451,462)	(4,709,149)

COMPREHENSIVE LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	$(4,451,462)	$(4,709,149)

	For the six months ended June 30,
	2024	2023

Net cash used in operating activities	(467,287)	(817,231)

Net cash provided by investing activities	1,071,942	-

Net cash (used in) provided by financing activities	(150,000)	150,000

Increase (Decrease) in cash and cash equivalents	454,655	(667,231)

Cash, cash equivalents and restricted cash, beginning of the period	347,731	986,010
Cash, cash equivalents and restricted cash, end of the period	$802,386	$318,779